Summary of Significant Accounting Policies - Share Options and Other Compensation Plans (Details) - Performance units	12 Months Ended
Dec. 31, 2022
Minimum
Share-based Compensation Arrangement by Share-based Payment Award
Performance multiplier	0.00%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award
Performance multiplier	200.00%